OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Current Assets
Other current assets consist of the following as of December 31, 2022 and 2021:

Details	2022	2021
Direct and indirect Tax receivables	$21,902	$5,540
Prepaid expenses	9,783	36,786
Receivables from Hedging transactions - see Notes 10, 12A and 12D	1,685	10,322
Other receivables	949	2,169
	$34,319	$54,817